Employee benefit obligations - Assumptions and sensitivities (Details)	Dec. 31, 2021	Dec. 31, 2020
Germany
Disclosure of defined benefit plans [line items]
Rates of inflation	1.70%	1.50%
"Rates of increase in salaries	2.50%	2.50%
Discount rates	1.16%	1.05%
U.K
Disclosure of defined benefit plans [line items]
Rates of inflation	3.20%	2.70%
"Rates of increase in salaries	2.60%	2.00%
Discount rates	1.90%	1.50%
U.S.
Disclosure of defined benefit plans [line items]
Rates of inflation	2.20%	2.50%
"Rates of increase in salaries	3.00%	3.00%
Discount rates	3.04%	2.55%